Taxes (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Millions, ₫ in Billions		6 Months Ended
	Jan. 01, 2023 CNY (¥)	Jun. 30, 2026 CNY (¥)		Jun. 30, 2026 USD ($) $ / shares		Jun. 30, 2026 HKD ($)		Jun. 30, 2026 VND (₫)		Jun. 30, 2025 USD ($) $ / shares		Dec. 31, 2025 USD ($)
Taxes [Line Items]
Profits tax rate | ¥	¥ 3,000
Enterprise income tax rate		25.00%		25.00%		25.00%		25.00%
Unrecognized tax benefits of effective tax rate (in Dollars)				$ 1,000						$ 1,000
Preferential tax rate		(12.40%)	[1]	(12.40%)	[1]	(12.40%)	[1]	(12.40%)	[1]	(15.20%)	[1]
Deferred tax assets, valuation allowance (in Dollars)
Statute of limitation		10 years		10 years		10 years		10 years
Operating loss carryforwards (in Dollars)				$ 2,900								$ 1,400
Underpayment of taxes (in Yuan Renminbi) | ¥		¥ 100
impact to EPS | $ / shares				$ 0.18						$ 0.19
Annual revenue				$ 311,789						$ 263,434
Beijing Shengfeng Supply Chain Management Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate		15.00%		15.00%		15.00%		15.00%
Guangdong Shengfeng Logistics Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate		15.00%		15.00%		15.00%		15.00%
Beijing Tianyushengfeng E-commerce Technology Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate		15.00%		15.00%		15.00%		15.00%
High and New Technology Enterprise [Member] | Guangdong Shengfeng Logistics Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate		15.00%		15.00%		15.00%		15.00%
Hong Kong [Member]
Taxes [Line Items]
Profits tax rate						$ 2
Lowered tax rate		8.25%		8.25%		8.25%		8.25%
Legacy tax rate		16.50%		16.50%		16.50%		16.50%
Vietnam [Member]
Taxes [Line Items]
Enterprise income tax rate		20.00%		20.00%		20.00%		20.00%
Tax Holiday		10.00%		10.00%		10.00%		10.00%
Vietnam [Member] | Small and Micro Enterprises [Member]
Taxes [Line Items]
Enterprise income tax rate		15.00%		15.00%		15.00%		15.00%
Vietnam [Member] | Enterprises With Annual Revenue [Member]
Taxes [Line Items]
Enterprise income tax rate		17.00%		17.00%		17.00%		17.00%
Maximum [Member]
Taxes [Line Items]
Lowered tax rate	25.00%
Maximum [Member] | Vietnam [Member] | Enterprises With Annual Revenue [Member]
Taxes [Line Items]
Annual revenue | ₫								₫ 50
Maximum [Member] | Software [Member]
Taxes [Line Items]
Finite lived in tangible asset useful life				10 years
Minimum [Member]
Taxes [Line Items]
Lowered tax rate	20.00%
Minimum [Member] | Vietnam [Member] | Small and Micro Enterprises [Member]
Taxes [Line Items]
Annual revenue | ₫								₫ 3
Minimum [Member] | Vietnam [Member] | Enterprises With Annual Revenue [Member]
Taxes [Line Items]
Annual revenue				$ 3,000,000
Minimum [Member] | Software [Member]
Taxes [Line Items]
Finite lived in tangible asset useful life				5 years

[1]	Preferential tax rates for small and low profit enterprise and high and new technology enterprise.